27 Right-of-use asset and lease liability (Details 2) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Right of Use Asset And Lease Liability [Abstract]
2022	R$ 41,948
2023	27,625
2024	19,656
2025	8,953
2026	51
After 2026	889
Undiscounted amounts	99,122
Embedded interest	(1,954)
Lease Liabilities balance	R$ 97,168